Deferred Tax	12 Months Ended
Sep. 30, 2025
Deferred Tax
Deferred Tax

19.    Deferred Tax

	2025	2024	2023
	$'000	$'000	$'000
At the beginning of the period	—	—	—
Movement in the year recognised in profit or loss	—	—	—
Foreign exchange on translation	—	—	—
At the end of the year	—	—	—
The deferred tax liability/(asset) is made up as follows:
Intangible asset and other timing differences	5	—	3,335
Unrelieved tax losses	(5)	—	(3,335)
	—	—	—

In total there are $210.433 million (2024: $67.064 million, 2023: $95.281 million) of tax losses and temporary differences on which deferred tax assets have not been recognised. This is comprised of $200.788 million (2024: $163.041 million’ 2023: $90.234 million) in respect of unrelieved tax losses carried forward, $8.468 million (2024: $3.0440 million, 2023: $5.047 million) in respect of share scheme differences, $0.595 million (2024: $0.228 million, 2023: $nil) with respect of short-term timing differences and $0.582 million (2024: $0.354 million, 2023: $nil) regarding an RDEC step 2 credit. These deferred tax assets have not been recognised as the Group is uncertain on when there will be sufficient future taxable profits against which to utilise the assets.